Trade and Other Payables	12 Months Ended
Mar. 31, 2021
Trade And Other Current Payables [Abstract]
Trade and other payables
10.	Trade and other payables:

	March 31,	March 31,
	2021	2020

Trade payables	$15,268,779	$5,157,772
Accrued liabilities and other payables	7,338,312	3,271,958
Employee salaries and benefits payable	2,198,821	3,089,673
Short-term portion of long-term payables	169,852	932,266
	$24,975,764	$12,451,669

The Corporation’s exposure to foreign exchange and liquidity risks related to trade and other payables is presented in note 21 (b).